IAI RETIREMENT FUNDS, INC.
                               SEMI-ANNUAL REPORT

                 IAI REGIONAL PORTFOLIO, IAI BALANCED PORTFOLIO
                              IAI RESERVE PORTFOLIO

                                  JUNE 30, 1999



                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
                           IAI RETIREMENT FUNDS, INC.


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1999


           Letter to Shareholders................................  2

           Portfolio Managers' Reviews

              IAI Regional Portfolio.............................  3

              IAI Balanced Portfolio.............................  4

              IAI Reserve Portfolio..............................  5

           Schedules of Investments

              IAI Regional Portfolio.............................  6

              IAI Balanced Portfolio.............................  8

              IAI Reserve Portfolio.............................. 10

           Notes to Schedules of Investments..................... 11

           Statements of Assets and Liabilities.................. 12

           Statements of Operations.............................. 13

           Statements of Changes in Net Assets

              IAI Regional Portfolio............................. 14

              IAI Balanced Portfolio............................. 15

              IAI Reserve Portfolio.............................. 16

           Financial Highlights

              IAI Regional Portfolio............................. 17

              IAI Balanced Portfolio............................. 18

              IAI Reserve Portfolio.............................. 19

           Notes to Financial Statements......................... 20

           Distributor, Adviser, Custodian,
           Legal Counsel, Independent Auditors,
           Directors..................................... Back Cover



                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                IAI Mutual Funds
                 c/o Firstar Mutual Fund Services, P.O. Box 701,
                      Milwaukee, Wisconsin 53201-0701 USA

                                  800.945.3863

                             LETTER TO SHAREHOLDERS
                           IAI RETIREMENT FUNDS, INC.


TWO VIEWS ON THE ECONOMY: NEW VS. OLD

The U.S. economy continues to amaze most observers. The economic expansion is marching toward becoming the longest in post-war history and inflation continues to show modest increases. Demand, particularly from the consumer, has remained strong. Productivity gains and generally weak commodity prices have enabled that demand to be met without a significant rise in inflation. However, there is a debate within the financial community about future prospects. One group believes sustainable improvement in productivity growth allows the economy to grow faster without producing inflationary strains. Others believe a combination of good performance and good luck (weakness overseas and collapsing commodity prices) has contributed to the strong, low inflation growth.

These two views, sometimes referred to as the New Economy and the Old Economy, have very different economic policy implications. If the noninflationary growth rate of the economy is higher than in the past, monetary and fiscal policies need to adjust to the new reality. If luck has been the primary contributor to recent economic success, policies need to remain vigilant for the period when the luck runs out. The Federal Reserve's action at the end of June indicates they are taking a middle-of-the-road position. The modest 25 basis point increase in short-term rates and the shift to a neutral bias taps lightly on the monetary policy brakes. If continued evidence of rapid economic growth or a resurgence of inflation appears, they are likely to step harder on the brakes. Likewise, moderation in growth and an ease in inflation concerns will allow the Fed to remain neutral.

Bond market investors spent the majority of the second quarter pushing interest rates higher. This in and of itself will slow economic growth as borrowing costs for business and consumers, particularly homeowners, moved higher. Equity valuations also paused as interest rates rose. However, following the Fed's modest move, stocks raced to new highs.

We expect the economy to cool from the torrid pace of late 1998 / early 1999. The positive influences of annual bonuses and tax refunds will wane. Mortgage rate increases are slowing refinancings and cooling the housing sector. Energy price increases seem to be holding and will also dampen the pace of growth. Continued excess global capacity, modest growth oversees, the strong dollar and stable to declining commodity prices will continue to keep a lid on inflation. The strong rise in the CPI in April now appears to have been an aberration as releases for both May and June showed no signs of a pickup in inflation. Of some concern is the emergence of discussions in Washington about what to do with the projected budgetary surpluses. Substantial tax cuts could help maintain high consumer demand and keep the pressure on the supply portion of the economy to meet that demand given the tight labor conditions. The value of the dollar is also a concern, given the growing size of the deficit. However, a cooling U.S. economy will lead to market concern as the second half of the year progresses.

                           PORTFOLIO MANAGER'S REVIEW
                             IAI REGIONAL PORTFOLIO


IAI REGIONAL PORTFOLIO
JULIAN P. "BING" CARLIN, CFA
IAI REGIONAL PORTFOLIO MANAGER


HOW HAS THE PORTFOLIO PERFORMED?

The IAI Regional Portfolio gained 6.36% for the first six months of 1999. The S&P 500 Index gained 12.38% during the same time period.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE PORTFOLIO'S PERFORMANCE?

In a reversal of recent market action, cyclical and small stocks led the market forward. Investments in the basic materials, capital goods, and transportation sectors benefited from this movement.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE PORTFOLIO? WERE THERE ANY DISAPPOINTMENTS?

The Portfolio's investments in retailers have significantly outperformed the S&P 500 over the past 12 months. Portfolio holdings in this group included Lands End, Kohls, and Dayton Hudson. Other standouts were CH Robinson Worldwide, Ecolab, and Illinois Tool Works.

Secure Computing was the biggest disappointment and was eliminated from the Portfolio.

WERE THERE ANY SIGNIFICANT CHANGES?

We have increased the percentage of permissible non-regional holdings from 20% to 35% to better reflect industry changes over the past 20 years. Although we continue to focus on the Midwest region, this change provides us with the ability to invest in businesses important to the overall economy which are not headquartered in the eight state area, particularly telecommunications and the Internet, as well as companies in the healthcare sector.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

Looking forward, we feel optimistic about the U.S. economy. This bodes well for continued growth and prosperity. Employment is solid and people spend when they have a job. Money supply growth here and abroad remains strong, thus, it is hard to envision a recession near term. Markets will become more cautious due to Y2K concerns as the fourth quarter approaches.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

                IAI Regional Portfolio
                  (Inception 1/31/94)              S & P 500 Index*
                -----------------------            ----------------

Jan-94                        $ 10,000                         $ 10,000
Feb-94            0             10,000         -2.7160            9,728
Mar-94            0             10,000         -4.3390            9,306
Apr-94            0             10,000          1.2900            9,426
May-94            0             10,000          1.6340            9,580
Jun-94          0.2             10,020         -2.4820            9,343
Jul-94            1             10,120          3.3090            9,652
Aug-94         7.61             10,890          4.0710           10,045
Sep-94         -2.3             10,640         -2.4170            9,802
Oct-94         1.69             10,820          2.3130           10,029
Nov-94        -4.53             10,330         -3.6680            9,661
Dec-94         2.81             10,620          1.4720            9,803
Jan-95            0             10,620          2.5920           10,057
Feb-95         3.39             10,980          3.8780           10,447
Mar-95         1.46             11,140          2.9650           10,757
Apr-95         2.51             11,420          2.9480           11,074
May-95         2.28             11,680          3.9550           11,512
Jun-95         2.62             11,986          2.3470           11,782
Jul-95         5.01             12,587          3.3560           12,177
Aug-95         0.08             12,597          0.2710           12,210
Sep-95         2.94             12,967          4.2010           12,723
Oct-95        -0.93             12,846         -0.3640           12,677
Nov-95         6.78             13,717          4.4010           13,235
Dec-95         3.36             14,178          1.8470           13,479
Jan-96         1.13             14,339          3.4260           13,941
Feb-96         1.47             14,549          0.9650           14,076
Mar-96         0.34             14,599          0.9840           14,214
Apr-96         5.01             15,330          1.4910           14,426
May-96         3.33             15,841          2.5780           14,798
Jun-96        -2.93             15,377          0.4130           14,859
Jul-96        -6.32             14,405         -4.4480           14,198
Aug-96         3.96             14,975          2.1350           14,501
Sep-96         1.55             15,207          5.6270           15,317
Oct-96         -0.9             15,070          2.7910           15,745
Nov-96         3.78             15,640          7.6090           16,943
Dec-96         1.42             15,862         -1.9470           16,613
Jan-97          1.2             16,053          6.2210           17,647
Feb-97        -0.99             15,894          0.8080           17,789
Mar-97        -4.98             15,102         -4.1630           17,049
Apr-97         1.19             15,282          5.9460           18,062
May-97         8.78             16,624          6.1310           19,170
Jun-97         3.34             17,179          4.4520           20,023
Jul-97         6.62             18,316            8.02           21,629
Aug-97        -0.78             18,173          -5.528           20,433
Sep-97          6.8             19,409           5.448           21,547
Oct-97        -5.34             18,373          -3.304           20,835
Nov-97        -1.26             18,141           4.577           21,788
Dec-97        -0.79             17,998           1.696           22,158
Jan-98        -1.66             17,699          1.1300           22,408
Feb-98          5.8             18,726          7.1900           24,019
Mar-98         3.42             19,366          5.1200           25,249
Apr-98        -0.28             19,312          1.0100           25,504
May-98        -2.23             18,881         -1.7200           25,066
Jun-98         0.02             18,885          4.0600           26,083
Jul-98        -4.88             17,963         -1.0700           25,804
Aug-98       -17.26             14,863        -14.4600           22,073
Sep-98         6.75             15,866          6.4100           23,488
Oct-98         3.97             16,496          8.1300           25,397
Nov-98         6.08             17,499          6.0600           26,936
Dec-98         4.46             18,279          5.7600           28,488
Jan-99         0.38             18,349          4.1800           29,679
Feb-99        -2.29             17,929         -3.1100           28,756
Mar-99        -0.65             17,812          4.0000           29,906
Apr-99          3.6             18,453          3.8700           31,063
May-99         1.33             18,699         -2.3600           30,330
Jun-99         3.97             19,441          5.5500           32,014


AVERAGE ANNUAL RETURNS+
THROUGH 6/30/99
                                                                 Since Inception
                                     Six months**     1 Year         1/31/94
--------------------------------------------------------------------------------
IAI REGIONAL PORTFOLIO                     6.36%        2.94%         13.06%
--------------------------------------------------------------------------------
S&P 500 Index                             12.38%       22.75%         23.91%*
--------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94
** NOT ANNUALIZED

                           PORTFOLIO MANAGERS' REVIEW
                             IAI BALANCED PORTFOLIO


IAI BALANCED PORTFOLIO
LARRY R. HILL, CFA
IAI BALANCED PORTFOLIO CO-MANAGER
DONALD J. HOELTING, CFA
IAI BALANCED PORTFOLIO CO-MANAGER

HOW HAS THE PORTFOLIO PERFORMED?

The IAI Balanced Portfolio generated a return of 2.65% for the first six months of 1999, underperforming its benchmarks, the S&P 500 Index which returned 12.38% and the Lehman Government/Corporate Bond Index which returned (2.28)%.

WHAT MARKET FACTORS EFFECTED THE PORTFOLIO'S PERFORMANCE DURING THE LAST FISCAL YEAR?

The signs of cyclical recovery seen continued, particularly in Asia and Japan, while global equity markets took modest increase in U.S. interest rates largely in stride, choosing instead to focus on improving activity and earnings prospects. Strengthening commodity prices were another important feature.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE PORTFOLIO? WERE THERE ANY DISAPPOINTMENTS?

The biggest contributors to the Portfolio were Nabors Industries, First Health Group and Hon Industries. Nabors Industries, an oil and gas land drilling contractor, was the beneficiary of rising oil prices during the quarter. Better pricing in managed care helped boost First Health Care Group's stock price. Hon Industries announced an impressive array of new products and expressed optimism regarding its outlook for the furniture business.

The worst performing stocks were Parametric Technology and Department 56, both down due to management guidance of lower earnings than was expected by Wall Street analysts. We remain confident in the long-term prospects for both of these companies.

WERE THERE ANY SIGNIFICANT CHANGES?

Keane Inc., a provider of technical outsourcing, development and consulting for large corporate clients and government agencies, was purchased. The market's over-reaction to the slowing Year 2000 business provided an excellent opportunity to buy a company with an excellent brand name, quality management team, and high returns on capital and free cash flow, at a good valuation.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

We continue to focus on companies with solid competitive advantages and extremely high financial quality at attractive fundamental valuations. Fixed income strategy is positioned for gradually falling rates and narrowing spreads.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

         IAI Balanced Portfolio                             Lehman Government/
           (Inception 2/3/94)         S & P 500 Index*     Corporate Bond Index*
           ------------------         ----------------     ---------------------
Feb-94              $ 10,000                   $ 10,000                 $ 10,000
Feb-94       0.00      10000         -2.7160       9728       -2.1751       9782
Mar-94       0.00      10000         -4.3390       9306       -2.4456       9543
Apr-94       0.00      10000          1.2900       9426       -0.8280       9464
May-94       0.00      10000          1.6340       9580       -0.1848       9447
Jun-94      -1.00       9900         -2.4820       9343       -0.2346       9425
Jul-94       2.63      10160          3.3090       9652        1.9986       9613
Aug-94       2.07      10370          4.0710      10045        0.0409       9617
Sep-94      -0.77      10290         -2.4170       9802       -1.5144       9471
Oct-94       0.68      10360          2.3130      10029       -0.1108       9461
Nov-94      -2.51      10100         -3.6680       9661       -0.1788       9444
Dec-94       1.19     10,220          1.4720      9,803        0.6592      9,506
Jan-95       1.57     10,380          2.5920     10,057        1.9201      9,689
Feb-95       2.12     10,600          3.8780     10,447        2.3188      9,913
Mar-95       1.89     10,800          2.9650     10,757        0.6706      9,980
Apr-95      -0.56     10,740          2.9480     11,074        1.3951     10,119
May-95       2.61     11,020          3.9550     11,512        4.1911     10,543
Jun-95       2.37     11,282          2.3470     11,782        0.7992     10,627
Jul-95       1.97     11,503          3.3560     12,177       -0.3855     10,586
Aug-95       0.88     11,605          0.2710     12,210        1.2793     10,722
Sep-95       1.04     11,725          4.2010     12,723        1.0157     10,831
Oct-95      -0.69     11,644         -0.3640     12,677        1.4686     10,990
Nov-95       2.60     11,947          4.4010     13,235        1.6463     11,171
Dec-95      -0.59     11,877          1.8470     13,479        1.4734     11,335
Jan-96       1.70     12,079          3.4260     13,941        0.6225     11,406
Feb-96      -0.33     12,039          0.9650     14,076       -2.1218     11,164
Mar-96      -0.25     12,009          0.9840     14,214       -0.8397     11,070
Apr-96       1.09     12,140          1.4910     14,426       -0.6861     10,994
May-96       1.16     12,280          2.5780     14,798       -0.1684     10,976
Jun-96       0.01     12,282          0.4130     14,859        1.3349     11,122
Jul-96      -2.17     12,015         -4.4480     14,198        0.2333     11,148
Aug-96       0.17     12,035          2.1350     14,501       -0.2459     11,121
Sep-96       3.32     12,436          5.6270     15,317        1.7777     11,318
Oct-96       1.49     12,620          2.7910     15,745        2.3340     11,583
Nov-96       4.15     13,144          7.6090     16,943        1.8415     11,796
Dec-96      -0.78     13,041         -1.9470     16,613       -1.1148     11,664
Jan-97       2.36     13,349          6.2210     17,647        0.1187     11,678
Feb-97      -0.54     13,277          0.8080     17,789        0.2110     11,703
Mar-97      -2.86     12,897         -4.1630     17,049       -1.1884     11,564
Apr-97       2.78     13,255          5.9460     18,062        1.4625     11,733
May-97       4.72     13,881          6.1310     19,170        0.9332     11,842
Jun-97       2.78     14,267          4.4520     20,023        1.2003     11,984
Jul-97       5.07     14,990            8.02     21,629        3.0594     12,351
Aug-97      -2.56     14,607          -5.528     20,433       -1.1225     12,212
Sep-97       2.84     15,021           5.448     21,547        1.5722     12,404
Oct-97      -1.13     14,852          -3.304     20,835        1.6019     12,603
Nov-97       1.43     15,064           4.577     21,788        0.5263     12,670
Dec-97       0.92     15,203           1.696     22,158          1.05     12,803
Jan-98       0.56     15,288          1.1300     22,408        1.4100     12,983
Feb-98       3.41     15,809          7.1900     24,019       -0.2000     12,957
Mar-98       2.56     16,214          5.1200     25,249        0.3100     12,997
Apr-98       0.66     16,321          1.0100     25,504        0.5000     13,062
May-98      -1.37     16,097         -1.7200     25,066        1.0700     13,202
Jun-98       1.61     16,356          4.0600     26,083        1.0200     13,337
Jul-98      -1.94     16,039         -1.0700     25,804        0.0800     13,347
Aug-98      -5.38     15,176        -14.4600     22,073        1.9500     13,608
Sep-98       2.88     15,613          6.4100     23,488        2.8600     13,997
Oct-98       4.69     16,345          8.1300     25,397       -0.7100     13,897
Nov-98       1.34     16,565          6.0600     26,936        0.6000     13,981
Dec-98       2.90     17,045          5.7600     28,488        0.2400     14,014
Jan-99      -1.86     16,728          4.1800     29,679        0.7100     14,114
Feb-99      -1.24     16,520         -3.1100     28,756       -2.3800     13,778
Mar-99       0.40     16,586          4.0000     29,906        0.5000     13,847
Apr-99       4.15     17,275          3.8700     31,063        0.2500     13,881
May-99      -0.89     17,121         -2.3600     30,330       -1.0300     13,738
Jun-99       2.19     17,496          5.5500     32,014       -0.3100     13,696


AVERAGE ANNUAL RETURNS+
THROUGH 6/30/99
                                                                 Since Inception
                                   Six months**      1 Year          2/03/94
--------------------------------------------------------------------------------

IAI BALANCED PORTFOLIO                   2.65%         6.97%         10.90%
--------------------------------------------------------------------------------
S&P 500 Index                           12.38%        22.75%         23.91%*
--------------------------------------------------------------------------------
Lehman Government/
Corporate Bond Index                    (2.28)%        2.70%          5.98%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94
** NOT ANNUALIZED

                           PORTFOLIO MANAGER'S REVIEW
                             IAI RESERVE PORTFOLIO


IAI RESERVE PORTFOLIO
LARRY R. HILL, CFA
IAI RESERVE PORTFOLIO MANAGER

HOW HAS THE PORTFOLIO PERFORMED?

The IAI Reserve Portfolio earned a return of 0.95% for the six months ended 6/30/99. This compares to the Solomon Brothers One Year Treasury Bill Index which had a return of 2.26%.

WHAT MARKET FACTORS EFFECTED THE PORTFOLIO'S PERFORMANCE DURING THE MOST RECENT FISCAL YEAR?

Persistent economic strength in the U.S and improving economic results overseas had a negative impact on bond investor sentiment during the quarter. Dramatically higher oil prices and tight domestic labor markets added to investor concern. The negative feelings in the market were reinforced on several occasions by Federal Reserve officials, whose comments clearly signaled a move to a tighter policy bias. On the last day of the quarter the Fed boosted interest rates by 25 basis points.

Interest rates rose in every month during the quarter as the market widely anticipated the shift in policy. In addition to rising interest rates, the market suffered from falling risk appetite and wider yield spreads. Corporate bonds and other risk assets underperformed U.S. governments.

The Portfolio was negatively impacted by rising interest rates, but benefited from wider spreads because the entirely portfolio is invested in money market instruments and U.S. governments.

WERE THERE ANY SIGNIFICANT CHANGES IN THE PORTFOLIO?

The Portfolio remained focused on U.S. governments. The average maturity was extended in June to take advantage of higher rate levels.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

The Fed is expected to raise interest rates again before the end of the year. Inflation will remain a risk for the market as higher oil prices work their way through the system. Tight labor conditions are also a concern for the markets. At the same time we expect U.S. economic growth to slow moderately. This should have a positive impact. Interest rates will remain stubbornly high in the third quarter, but trend downward as year-end approaches. The impact of Y2K is hard to predict, but investors will likely remain cautious through the end of the year. Lower interest rates and investor caution favors the Portfolio's current strategy of high quality and a slightly longer maturity.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

                    IAI Reserve Portfolio             Salomon Brothers One
                     (Inception 4/7/94)             Year Treasury Bill Index*
                     ------------------             -------------------------
                                  $ 10,000                        $ 10,000
Feb-94             0.0000           10,000             0.00         10,000
Apr-94             0.0000           10,000             0.00         10,000
Apr-94             0.0000           10,000            -0.09          9,991
May-94             0.1190           10,012             0.20         10,011
Jun-94             0.3240           10,044             0.35         10,046
Jul-94             0.2997           10,074             0.63         10,109
Aug-94             0.2657           10,101             0.34         10,144
Sep-94             0.3499           10,137             0.16         10,160
Oct-94             0.2395           10,161             0.41         10,202
Nov-94             0.3545           10,197            -0.06         10,195
Dec-94             0.2792           10,225             0.36         10,232
Jan-95             0.4500           10,271             1.01         10,335
Feb-95             0.4432           10,317             0.88         10,426
Mar-95             0.4437           10,363             0.59         10,488
Apr-95             0.4487           10,409             0.69         10,560
May-95             0.4287           10,454             0.89         10,654
Jun-95             0.4084           10,496             0.58         10,716
Jul-95             0.3884           10,537             0.49         10,769
Aug-95             0.3900           10,578             0.49         10,821
Sep-95             0.3600           10,616             0.44         10,869
Oct-95             0.4600           10,665             0.56         10,930
Nov-95             0.3900           10,707             0.60         10,995
Dec-95             0.3700           10,746             0.59         11,060
Jan-96             0.4382           10,794             0.64         11,131
Feb-96             0.3985           10,837             0.12         11,144
Mar-96             0.3088           10,870             0.32         11,180
Apr-96             0.2891           10,901             0.34         11,218
May-96             0.4495           10,950             0.41         11,264
Jun-96             0.2981           10,983             0.55         11,326
Jul-96             0.4495           11,032             0.38         11,369
Aug-96             0.3493           11,071             0.48         11,424
Sep-96             0.3693           11,112             0.67         11,500
Oct-96             0.6487           11,184             0.76         11,588
Nov-96             0.4391           11,233             0.51         11,647
Dec-96             0.3892           11,277             0.34         11,686
Jan-97             0.3500           11,316             0.50         11,745
Feb-97             0.3000           11,350             0.36         11,787
Mar-97             0.3300           11,388             0.27         11,819
Apr-97             0.3500           11,428             0.61         11,891
May-97             0.4500           11,479             0.63         11,966
Jun-97             0.3200           11,516             0.59         12,036
Jul-97             0.5000           11,573             0.72         12,123
Aug-97             0.3000           11,608             0.35         12,166
Sep-97             0.4700           11,663             0.54         12,231
Oct-97             0.4000           11,709             0.56         12,300
Nov-97             0.3300           11,748             0.34         12,342
Dec-97             0.4300           11,798             0.47         12,400
Jan-98             0.4000           11,846             0.66         12,481
Feb-98             0.3000           11,881             0.27         12,515
Mar-98             0.3500           11,923             0.50         12,578
Apr-98             0.4000           11,970             0.46         12,636
May-98             0.3700           12,015             0.44         12,691
Jun-98             0.3300           12,054             0.48         12,752
Jul-98             0.3400           12,095             0.49         12,815
Aug-98             1.0000           12,216             0.80         12,917
Sep-98             0.8500           12,320             0.79         13,019
Oct-98             0.4500           12,375             0.53         13,088
Nov-98             0.1000           12,388             0.01         13,089
Dec-98             0.4500           12,444             0.31         13,130
Jan-99             0.3000           12,481             0.38         13,180
Feb-99            -0.2000           12,456             0.11         13,194
Mar-99             0.6000           12,531             0.62         13,276
Apr-99             0.2000           12,556             0.37         13,325
May-99            -0.2000           12,531             0.28         13,363
Jun-99             0.2500           12,562             0.47         13,425


AVERAGE ANNUAL RETURNS+
THROUGH 6/30/99
                                                                 Since Inception
                                    Six months**      1 Year         4/07/94
--------------------------------------------------------------------------------
IAI RESERVE PORTFOLIO                     0.95%         4.20%         4.45%
--------------------------------------------------------------------------------
Salomon Brothers One Year
  Treasury Bill Index                     2.26%         5.29%         5.77%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 4/01/94
** NOT ANNUALIZED

================================================================================
                   S C H E D U L E  O F  I N V E S T M E N T S
================================================================================

                             IAI REGIONAL PORTFOLIO

                                  JUNE 30, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)

COMMON STOCKS - 94.0%
                                                             Market
                                             Quantity       Value (a)
----------------------------------------------------------------------
COMMERCIAL SERVICES - 4.5%
Galileo International                           3,300     $    176,344
HA-LO Industries (b)                           18,550          183,181
Metzler Group (b)                               6,300          174,038
W.W. Grainger                                   1,800           96,863
                                                          ------------
                                                               630,426
----------------------------------------------------------------------
CONSUMER DURABLES - 6.0%
Excelsior-Henderson
     Motorcycle Manufacturing (b)               7,700           46,200
Harley-Davidson                                 5,000          271,875
IntraNet Solutions (b)                         21,900          184,781
ITI Technologies (b)                            2,400           54,300
Snap-on                                         7,800          282,263
VirtualFund.com (b)                             3,400            5,312
                                                          ------------
                                                               844,731
----------------------------------------------------------------------
CONSUMER NON-DURABLES - 7.9%
Dean Foods                                      7,800          324,187
Hormel Foods                                    4,000          161,000
Sara Lee                                        9,800          222,338
Tootsie Roll Industries                         5,562          214,832
Wm. Wrigley Jr.                                 2,000          180,000
                                                          ------------
                                                             1,102,357
----------------------------------------------------------------------
CONSUMER SERVICES - 3.7%
LodgeNet Entertainment (b)                     23,200          323,350
Meredith                                        3,400          117,725
Shuffle Master (b)                              8,900           74,538
                                                          ------------
                                                               515,613
----------------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 6.6%
ADC Telecommunications (b)                      4,400          200,475
Computer Network Technology (b)                 8,600          185,975
Honeywell                                       2,900          336,037
Molex                                           5,500          203,500
                                                          ------------
                                                               925,987
----------------------------------------------------------------------

                                                             Market
                                             Quantity       Value (a)
----------------------------------------------------------------------
FINANCIAL - 9.6%
Allstate                                        5,000     $    179,375
Commercial Federal                              6,200          143,762
Horace Mann Educators                           3,900          106,031
National Equipment Services (b)                10,100          121,200
Old Republic International                      4,800           83,100
ReliaStar Financial                             8,300          363,125
Standard & Poor's Depositary Receipts
     (SPDR Trust)                               2,500          342,500
                                                          ------------
                                                             1,339,093
----------------------------------------------------------------------
HEALTH SERVICES - 2.5%
Patterson Dental (b)                            5,750          199,813
Brookdale Living Communities (b)               10,000          148,125
                                                          ------------
                                                               347,938
----------------------------------------------------------------------
HEALTH TECHNOLOGY - 10.7%
Abbott Laboratories                             8,400          382,200
Baxter International                            3,200          194,000
Diametrics Medical (b)                         25,800          154,800
Medtronic                                       2,900          225,837
Northfield Laboratories (b)                    19,300          235,219
Sybron International (b)                       10,900          300,431
                                                          ------------
                                                             1,492,487
----------------------------------------------------------------------
INDUSTRIAL SERVICES - 1.9%
Superior Services (b)                          10,000          266,875
----------------------------------------------------------------------
PROCESS INDUSTRIES - 6.4%
Donaldson Company                              10,000          245,000
Ecolab                                          6,000          261,750
Northland Cranberries Class A                  16,100          135,844
Valspar                                         6,600          250,800
                                                          ------------
                                                               893,394
----------------------------------------------------------------------

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 11
6

================================================================================
                   S C H E D U L E  O F  I N V E S T M E N T S
================================================================================

                             IAI REGIONAL PORTFOLIO

                                  JUNE 30, 1999
                                   (UNAUDITED)

                                                             Market
                                             Quantity       Value (a)
----------------------------------------------------------------------
PRODUCER MANUFACTURING - 13.6%
ABC-NACO (b)                                   11,500     $    235,750
Illinois Tool Works                             4,800          393,600
Littlefuse (b)                                  7,000          134,750
Rayovac (b)                                    12,900          292,669
Recovery Engineering (b)                       24,200          411,400
Tower Automotive (b)                           12,000          305,250
Zebra Technologies Class A (b)                  3,300          126,844
                                                          ------------
                                                             1,900,263
----------------------------------------------------------------------
RETAIL TRADE - 12.7%
Casey's General Stores                         16,700          250,500
Dayton Hudson                                   6,800          442,000
Fastenal                                        3,000          157,312
Kohl's (b)                                      3,400          262,437
Lands' End (b)                                  3,700          179,450
Video Update Class A (b)                       57,600           46,800
Walgreen                                       15,000          440,625
                                                          ------------
                                                             1,779,124
----------------------------------------------------------------------
TECHNOLOGY SERVICES - 5.7%
Fiserv (b)                                      6,300          197,269
Fourth Shift (b)                               12,000           44,250
Great Plains Software (b)                       3,900          184,031
Net Perceptions (b)                             1,700           37,081
Richardson Electronics                         18,700          127,394
Secure Computing (b)                           23,700           57,769
Spyglass (b)                                    7,600          152,950
                                                          ------------
                                                               800,744
----------------------------------------------------------------------
TRANSPORTATION - 2.2%
C.H. Robinson Worldwide                         8,400          308,700
----------------------------------------------------------------------
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $11,291,282) ..................................... $ 13,147,732
======================================================================

                                           Principal         Market
                                 Rate       Amount          Value (a)
----------------------------------------------------------------------
SHORT-TERM SECURITIES - 6.1%
DEMAND NOTE - 2.7%
Pitney Bowes                    4.83%    $    377,375     $    377,375
----------------------------------------------------------------------
INVESTMENT COMPANY - 3.4%
Firstar Institutional
  Money Market Fund             4.66%         474,330          474,330
======================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $851,705) (d) .................................... $    851,705
======================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $12,142,987) (d) ................................. $ 13,999,437
======================================================================
OTHER ASSETS AND LIABILITIES (NET) - (.1%)
 ......................................................... $     (9,576)
======================================================================
TOTAL NET ASSETS
 ......................................................... $ 13,989,861
======================================================================


         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 11

================================================================================
                   S C H E D U L E  O F  I N V E S T M E N T S
================================================================================

                             IAI BALANCED PORTFOLIO

                                  JUNE 30, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)

COMMON STOCKS - 51.2%
                                                             Market
                                             Quantity       Value (a)
----------------------------------------------------------------------
CONSUMER DURABLES - 4.5%
Department 56 (b)                               1,150     $     30,906
Eastman Kodak                                     575           38,956
Mattel                                          2,150           56,841
Newell Rubbermaid                                 875           40,688
                                                          ------------
                                                               167,391
----------------------------------------------------------------------
CONSUMER NON-DURABLES - 3.1%
800 - JR Cigar (b)                              4,350           53,831
NIKE Class B                                      375           23,742
Philip Morris Companies                           975           39,183
                                                          ------------
                                                               116,756
----------------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 3.4%
Hewlett-Packard                                   100           10,050
International Business Machines                   400           51,700
Motorola                                          100            9,475
SBC Communications                                975           56,550
                                                          ------------
                                                               127,775
----------------------------------------------------------------------
ENERGY MINERALS - 3.6%
Chevron                                           300           28,556
Exxon                                             775           59,772
Mobil                                             300           29,700
Texaco                                            300           18,750
                                                          ------------
                                                               136,778
----------------------------------------------------------------------
FINANCIAL - 11.6%
American Express                                  575           74,822
Bank of America                                   675           49,486
Bank One                                          475           28,292
The Chase Manhattan                               475           41,147
Citigroup                                       1,275           60,563
Federal Home Loan Mortgage
      Corporation                               1,075           62,350
First Union                                       375           17,625
SLM Holding                                     1,500           68,719
Wells Fargo                                       815           34,841
                                                          ------------
                                                               437,845
----------------------------------------------------------------------
HEALTH SERVICES - 2.5%
First Health Group (b)                          2,125           45,820
United HealthCare                                 775           48,534
                                                          ------------
                                                                94,354
----------------------------------------------------------------------

                                                             Market
                                             Quantity       Value (a)
----------------------------------------------------------------------
HEALTH TECHNOLOGY - 2.5%
Hillenbrand Industries                          1,000     $     43,250
Watson Pharmaceuticals (b)                      1,400           49,088
                                                          ------------
                                                                92,338
----------------------------------------------------------------------
INDUSTRIAL SERVICES - 2.1%
Nabors Industries (b)                           3,200           78,200
----------------------------------------------------------------------
NON-ENERGY MINERALS - 0.5%
Nucor                                             425           20,161
----------------------------------------------------------------------
PROCESS INDUSTRIES - 2.9%
Bemis Company                                     475           18,881
Berkshire Hathaway Class B (b)                     15           33,600
E. I. du Pont de Nemours
    and Company                                   375           25,617
General Electric                                   20            2,260
Sigma-Aldrich                                     875           30,133
                                                          ------------
                                                               110,491
----------------------------------------------------------------------
PRODUCER MANUFACTURING - 4.6%
AlliedSignal Inc.                                 775           48,825
Emerson Electric                                  675           42,441
HON Industries                                  1,550           45,241
Tyco International                                375           35,531
                                                          ------------
                                                               172,038
----------------------------------------------------------------------
TECHNOLOGY SERVICES - 1.2%
Keane (b)                                         900           20,363
Parametric Technology (b)                        1725           23,934
                                                          ------------
                                                                44,297
----------------------------------------------------------------------
UTILITIES - 8.7%
AT&T                                              862           48,110
Bell Atlantic                                     875           57,203
BellSouth                                       1,175           55,078
Duke Energy                                       475           25,828
Enron                                             475           38,831
FPL Group                                         475           25,947
MCI WorldCom (b)                                  275           23,667
PG&E                                              875           28,438
Texas Utilities                                   575           23,719
                                                          ------------
                                                               326,821
======================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $1,637,465) ...................................... $  1,925,245
======================================================================


         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 11

================================================================================
                   S C H E D U L E  O F  I N V E S T M E N T S
================================================================================

                             IAI BALANCED PORTFOLIO

                                  JUNE 30, 1999
                                   (UNAUDITED)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 39.5%

                                                                              Principal   Market
                                                           Rate     Maturity   Amount    Value (a)
--------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 14.8%
                                                           7.50%    10/31/99  $ 50,000   $ 50,406
                                                           6.13     09/30/00    25,000     25,195
                                                           5.38     02/15/01    50,000     49,906
                                                           8.00     05/15/01    25,000     26,078
                                                           7.50     11/15/01    50,000     52,078
                                                           6.25     01/31/02    75,000     76,102
                                                           7.50     05/15/02    70,000     73,391
                                                           5.63     12/31/02    75,000     74,836
                                                           6.25     02/15/03    75,000     76,266
                                                           7.00     07/15/06    50,000     52,969
                                                                                         --------
                                                                                          557,227
-------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 4.8%
                                                          12.00     05/15/05    40,000     51,875
                                                           6.75     08/15/26    25,000     26,672
                                                           6.50     11/15/26   100,000    103,500
                                                                                         --------
                                                                                          182,047
                                                                                         --------
U.S. TREASURY STRIPS - 3.7%
U.S. Treasury STRIP (zero coupon)                          5.69 (c) 11/15/10    50,000     24,805
U.S. Treasury STRIP  (zero coupon)                         6.26 (c) 11/15/18   325,000     95,732
U.S. Treasury STRIP (zero coupon)                          5.54 (c) 02/15/19    60,000     17,395
                                                                                         --------
                                                                                          137,932
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.2%
Federal Farm Credit Bank                                   5.57     03/23/01   110,000    109,510
Federal Home Loan Bank                                     5.13     04/17/01   180,000    177,884
Federal National Mortgage Association                      5.63     03/15/01    25,000     24,943
Federal National Mortgage Association                      6.40     05/14/09    50,000     48,240
Federal National Mortgage Association                      6.21     08/06/38    50,000     46,247
Inter - American Development Bank                          5.63     04/16/09   215,000    201,041
                                                                                         --------
                                                                                          607,865
=================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $1,517,742) ................................................................... $1,485,071
=================================================================================================

SHORT-TERM SECURITIES - 9.0%

                                                                              Principal   Market
                                                           Rate     Maturity   Amount    Value (a)
--------------------------------------------------------------------------------------------------
DEMAND NOTES - 5.0%
Pitney Bowes                                               4.83%             $ 170,000  $ 170,000
Wisconsin Electric                                         4.70                 17,943     17,943
                                                                                         --------
                                                                                          187,943
-------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 4.0%
Firstar Institutional Money Market                         4.66                149,140    149,140
=================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $337,083) (d) ................................................................ $   337,083
=================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $3,492,290) (d) .............................................................. $ 3,747,399
=================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - .3%
 ..................................................................................... $    11,697
=================================================================================================
TOTAL NET ASSETS
 .....................................................................................$ 3,759,096
=================================================================================================


         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 11

================================================================================
                   S C H E D U L E  O F  I N V E S T M E N T S
================================================================================

                              IAI RESERVE PORTFOLIO

                                  JUNE 30, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 81.7%

                                                                              Principal   Market
                                                           Rate     Maturity   Amount    Value (a)
--------------------------------------------------------------------------------------------------
U.S. TREASURY NOTE - 38.9%
                                                           6.38%    08/15/02 $ 270,000  $ 275,147

-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 42.8%
Federal Farm Credit Bank                                   5.13     04/02/01    75,000     74,147
Federal National Mortgage Association                      5.63     03/15/01    90,000     89,796
Federal Home Loan Bank                                     5.13     04/17/01   140,000    138,354
                                                                                         --------
                                                                                          302,297
=================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $579,179) ..................................................................... $  577,444
=================================================================================================

SHORT-TERM SECURITIES - 17.7%

                                                                              Principal   Market
                                                           Rate                Amount    Value (a)
--------------------------------------------------------------------------------------------------
DEMAND NOTES - 13.5%
General Mills                                              4.83%              $ 29,479   $ 29,479
Pitney Bowes                                               4.83                 31,118     31,118
Sara Lee                                                   4.82                  4,511      4,511
Warner Lambert                                             4.70                     28         28
Wisconsin Electric                                         4.70                 30,038     30,038
                                                                                         --------
                                                                                           95,174
-------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 4.2%
Firstar Institutional Money Market                         4.66                 30,001     30,001
=================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $125,175) (d) ................................................................. $  125,175
=================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $704,354) (d) ................................................................. $  702,619
=================================================================================================
OTHER ASSETS & LIABILITIES (NET) - .6%
 ...................................................................................... $    4,074
=================================================================================================
TOTAL NET ASSETS
 ...................................................................................... $  706,693
=================================================================================================


         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 11

================================================================================
         N O T E S  T O  S C H E D U L E S  O F  I N V E S T M E N T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                                 JUNE 30, 1999
                                   (UNAUDITED)


                                       (a)
     Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation".

                                       (b)
                    Currently non-income producing security.

                                       (c)
     Interest rate shown represents yield-to-maturity at date of purchase.

                                       (d)
  At June 30, 1999, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

----------------------------------------------------------------------------------------------------
                                              IAI REGIONAL         IAI BALANCED       IAI RESERVE
                                                PORTFOLIO           PORTFOLIO          PORTFOLIO
----------------------------------------------------------------------------------------------------
Cost for federal income tax purposes          $   12,143,831     $     3,494,013     $     704,354
                                           =========================================================

Gross unrealized appreciation                 $    2,826,875     $       359,326     $         802
Gross unrealized depreciation                       (971,269)           (105,941)           (2,537)
                                           ---------------------------------------------------------
Net unrealized appreciation (depreciation)    $    1,855,606     $       253,385     $      (1,735)
                                           =========================================================
----------------------------------------------------------------------------------------------------

================================================================================
      S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                                  JUNE 30, 1999
                                   (UNAUDITED)

                                                                                   IAI REGIONAL    IAI BALANCED    IAI RESERVE
                                                                                    PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
     Investments in securities, at market
        (Cost: $12,142,987; $3,492,290; and $704,354, respectively)                $ 13,999,437    $  3,747,399    $    702,619
     Dividends and accrued interest receivable                                           11,438          22,506          10,067
     Prepaid Expenses                                                                        --              --              21
                                                                                -----------------------------------------------
        TOTAL ASSETS                                                                 14,010,875       3,769,905         712,707
                                                                                -----------------------------------------------
LIABILITIES
     Payable to Advisers                                                                  7,326           1,982             261
     Accrued other expenses                                                              13,688           8,827           5,753
                                                                                -----------------------------------------------
        TOTAL LIABILITIES                                                                21,014          10,809           6,014
                                                                                -----------------------------------------------
                NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                 $ 13,989,861    $  3,759,096    $    706,693
                                                                                ===============================================

REPRESENTED BY:
     Capital stock                                                                 $      8,539    $      2,494    $        711
     Additional paid-in capital                                                      11,827,196       3,253,420         707,051
     Undistributed net investment income                                                  9,412          45,885             363
     Accumulated net realized gains on investments                                      288,264         202,188             303
     Unrealized appreciation (depreciation) on investments                            1,856,450         255,109          (1,735)
                                                                                -----------------------------------------------
        TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK
                                                                                   $ 13,989,861    $  3,759,096    $    706,693
                                                                                ===============================================
        Shares of common stock outstanding; authorized 10 billion
                shares of $.01 par value stock                                          853,862         249,414          71,106
                                                                                -----------------------------------------------

        NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                     $      16.38    $      15.07    $       9.94
                                                                                ===============================================


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
                  S T A T E M E N T S  O F  O P E R A T I O N S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                           PERIOD ENDED JUNE 30, 1999
                                   (UNAUDITED)

                                                                      IAI REGIONAL    IAI BALANCED     IAI RESERVE
                                                                       PORTFOLIO        PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
     Income:
        Interest                                                      $     28,588    $     53,871     $     16,095
        Dividends                                                           45,705          13,205               --
                                                                   ------------------------------------------------
           TOTAL INCOME                                                     74,293          67,076           16,095
                                                                   ------------------------------------------------

     Expenses:
        Investment advisory fees                                            46,323          11,480            1,527
        Dividend-disbursing, administrative, and accounting fees            10,361           4,590            1,157
        Custodian fees                                                       1,395           1,240            1,810
        Amortization of organization costs                                     232             252              656
        Compensation of Directors                                            1,914             487               72
        Professional fees                                                    4,040           3,820            3,320
        Printing and shareholder reporting                                     413              --               --
        Other expenses                                                         200             100               --
                                                                   ------------------------------------------------
           TOTAL EXPENSES                                                   64,878          21,969            8,542
           Less fees reimbursed or waived by Advisers                           --            (793)          (4,474)
                                                                   ------------------------------------------------
           NET EXPENSES                                                     64,878          21,176            4,068
                                                                   ------------------------------------------------
              NET INVESTMENT INCOME                                          9,415          45,900           12,027
                                                                   ------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
     Net realized gains on investments                                     289,173         203,930              374
     Net change in unrealized appreciation or depreciation on
        investment securities                                              525,050        (153,982)          (5,956)
                                                                   ------------------------------------------------
              NET GAIN (LOSS) ON INVESTMENTS                               814,223          49,948           (5,582)
                                                                   ------------------------------------------------
              NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $    823,638    $     95,848     $      6,445
                                                                   ================================================


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
       S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI REGIONAL PORTFOLIO

                                                                                 Period ended        Year ended
                                                                                June 30, 1999     December 31, 1998
------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                       (UNAUDITED)
      Net investment income                                                     $        9,415     $       84,359
      Net realized gains                                                               289,173            181,596
      Net change in unrealized appreciation (depreciation)                             525,050           (182,218)
                                                                             ------------------------------------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        823,638             83,737
                                                                             ------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                                            (85,158)           (96,518)
      Net realized gains                                                              (156,639)          (855,271)
                                                                             ------------------------------------
           TOTAL DISTRIBUTIONS                                                        (241,797)          (951,789)
                                                                             ------------------------------------

CAPITAL SHARE TRANSACTIONS
      Net proceeds from sale of 14,285  and 140,405 shares                             226,129          2,232,464
      Net asset value of 15,188 and 59,974 shares issued
            in reinvestment of distributions                                           241,796            951,789
      Cost of 179,299  and 244,008 shares redeemed                                  (2,798,002)        (3,662,920)
                                                                             ------------------------------------
           INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS        (2,330,077)          (478,667)
                                                                             ------------------------------------
           TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (1,748,236)        (1,346,719)

                NET ASSETS AT BEGINNING OF PERIOD                                   15,738,097         17,084,816
                                                                             ------------------------------------

                NET ASSETS AT END OF PERIOD                                     $   13,989,861     $   15,738,097
                                                                             ====================================
                    Including undistributed net investment income of:           $        9,412     $       85,155
                                                                             ====================================


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
        S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI BALANCED PORTFOLIO

                                                                           Period ended        Year ended
                                                                          June 30, 1999    December 31, 1998
------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                (UNAUDITED)
      Net investment income                                              $       45,900     $       80,733
      Net realized gains                                                        203,930            130,571
      Net change in unrealized appreciation (depreciation)                     (153,982)           123,211
                                                                      ------------------------------------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  95,848            334,515
                                                                      ------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                                     (81,592)           (51,895)
      Net realized gains                                                       (130,562)           (30,026)
                                                                      ------------------------------------
           TOTAL DISTRIBUTIONS                                                 (212,154)           (81,921)
                                                                      ------------------------------------

CAPITAL SHARE TRANSACTIONS
      Net proceeds from sale of 40,741 and 87,724 shares                        632,112          1,302,795
      Net asset value of 14,403 and 5,480 shares issued
           in reinvestment of distributions                                     212,154             81,921
      Cost of 30,696 and 39,325 shares redeemed                                (478,287)          (573,542)
                                                                      ------------------------------------
           INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS               365,979            811,174
                                                                      ------------------------------------
           TOTAL INCREASE IN NET ASSETS                                         249,673          1,063,768

                NET ASSETS AT BEGINNING OF PERIOD                             3,509,423          2,445,655
                                                                      ------------------------------------

                NET ASSETS AT END OF PERIOD                              $    3,759,096     $    3,509,423
                                                                      ====================================
                    Including undistributed net investment income of:    $       45,885     $       81,577
                                                                      ====================================


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
       S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                              IAI RESERVE PORTFOLIO

                                                                                 Period ended       Year ended
                                                                                June 30, 1999    December 31, 1998
------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                       (UNAUDITED)
      Net investment income                                                     $       12,027     $       36,017
      Net realized gains                                                                   374              1,194
      Net change in unrealized appreciation (depreciation)                              (5,956)             3,871
                                                                             ------------------------------------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          6,445             41,082
                                                                             ------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                                            (14,656)           (35,813)
      Net realized gains                                                                (1,262)                --
                                                                             ------------------------------------
           TOTAL DISTRIBUTIONS                                                         (15,918)           (35,813)
                                                                             ------------------------------------

CAPITAL SHARE TRANSACTIONS
      Net proceeds from sale of 15,865 and 19,622 shares                               159,434            196,760
      Net asset value of 1,592 and 3,579 shares issued
           in reinvestment of distributions                                             15,918             35,813
      Cost of 9,295 and 62,431shares redeemed                                          (93,462)          (624,881)
                                                                             ------------------------------------
           INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS            81,890           (392,308)
                                                                             ------------------------------------
           TOTAL INCREASE (DECREASE) IN NET ASSETS                                      72,417           (387,039)

                NET ASSETS AT BEGINNING OF PERIOD                                      634,276          1,021,315
                                                                             ------------------------------------

                NET ASSETS AT END OF PERIOD                                     $      706,693     $      634,276
                                                                             ====================================
                    Including undistributed net investment income of:           $          363     $        2,992
                                                                             ====================================


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
                      F I N A N C I A L  H I G H L I G H T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI REGIONAL PORTFOLIO


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                              Years ended  December 31,             Period from
                                                        Period ended  ----------------------------------------  January 31, 1994 ***
                                                        June 30,1999    1998       1997       1996      1995    to December 31, 1994
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                         (UNAUDITED)
     Beginning of period                                  $ 15.68     $ 16.31    $ 15.02    $ 14.16    $ 10.62        $ 10.00
                                                       -----------------------------------------------------------------------------

OPERATIONS
     Net investment income                                   0.03        0.08       0.08       0.05       0.06           0.03
     Net realized and unrealized gains                       0.96        0.18       1.90       1.60       3.50           0.59
                                                       -----------------------------------------------------------------------------
           TOTAL FROM OPERATIONS                             0.99        0.26       1.98       1.65       3.56           0.62
                                                       -----------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                  (0.10)      (0.09)     (0.07)     (0.05)     (0.02)            --
     Net realized gains                                     (0.19)      (0.80)     (0.62)     (0.74)        --             --
                                                       -----------------------------------------------------------------------------
           TOTAL DISTRIBUTIONS                              (0.29)      (0.89)     (0.69)     (0.79)     (0.02)            --
                                                       -----------------------------------------------------------------------------

NET ASSET VALUE
     End of period                                        $ 16.38     $ 15.68    $ 16.31    $ 15.02    $ 14.16        $ 10.62
                                                       =============================================================================

Total investment return*                                     6.36%       1.56%     13.45%     11.88%     33.51%          6.20%

Net assets at end of period (000's omitted)               $13,990     $15,738    $17,085    $11,831    $ 5,105        $   865

RATIOS:
     Expenses to average daily net assets                    0.91%+      0.94%      0.90%      1.03%      1.37%**        1.13%+**
     Net investment income to average daily net assets       0.13%+      0.50%      0.65%      0.77%      1.12%**        0.81%+**
     Portfolio turnover rate (excluding short-term
       securities)                                           13.7%       74.3%      62.1%      78.4%     156.0%         127.6%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $6,737 AND $7,455 IN EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.64% AND 3.90%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .85% AND (1.96%), RESPECTIVELY.

***  COMMENCEMENT OF OPERATIONS

  +  ANNUALIZED

================================================================================
                      F I N A N C I A L  H I G H L I G H T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI BALANCED PORTFOLIO


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                             Years ended December 31,              Period from
                                                      Period ended  ----------------------------------------  February 3, 1994 ***
                                                      June 30,1999    1998       1997       1996       1995   to December 31, 1994
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                        (UNAUDITED)
    Beginning of period                                  $ 15.60    $ 14.29    $ 12.71    $ 11.78    $ 10.22         $ 10.00
                                                    ------------------------------------------------------------------------------

OPERATIONS
    Net investment income                                   0.18       0.31       0.27       0.22       0.09            0.10
    Net realized and unrealized gains                       0.21       1.40       1.81       0.92       1.56            0.12
                                                    ------------------------------------------------------------------------------
          TOTAL FROM OPERATIONS                             0.39       1.71       2.08       1.14       1.65            0.22
                                                    ------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                  (0.35)     (0.26)     (0.24)     (0.10)     (0.09)             --
    Net realized gains                                     (0.57)     (0.14)     (0.26)     (0.11)        --              --
                                                    ------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                              (0.92)     (0.40)     (0.50)     (0.21)     (0.09)             --
                                                    ------------------------------------------------------------------------------

NET ASSET VALUE
    End of period                                        $ 15.07    $ 15.60    $ 14.29    $ 12.71    $ 11.78         $ 10.22
                                                    ==============================================================================

Total investment return*                                    2.65%     12.11%     16.60%      9.80%     16.21%           2.20%

Net assets at end of period (000's omitted)               $3,759     $3,509     $2,446     $1,534       $764            $206

RATIOS:
    Expenses to average daily net assets**                  1.20%+     1.02%      1.25%      1.25%      1.70%           1.25%+
    Net investment income to average daily net assets**     2.60%+     2.69%      2.63%      2.84%      2.34%           2.28%+
    Portfolio turnover rate (excluding short-term
      securities)                                           51.8%      40.9%      38.8%      67.4%      56.0%           21.6%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $793, $10,627, $1,753, $8,031, $13,428 AND $7,756 IN EXPENSES FOR THE PERIOD ENDED JUNE 30, 1999 AND THE YEARS ENDED DECEMBER 31, 1998, 1997, 1996, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.24%, 1.37%, 1.34%, 1.96%, 5.29% AND 10.33%, RESPECTIVELY, AND THE RATIO
     OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 2.55%, 2.34%, 2.54%, 2.13%, (1.25%) AND (6.80%), RESPECTIVELY.

***  COMMENCEMENT OF OPERATIONS

  +  ANNUALIZED

================================================================================
                      F I N A N C I A L  H I G H L I G H T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                              IAI RESERVE PORTFOLIO


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                              Years ended December 31,              Period from
                                                       Period ended   ---------------------------------------    April 7, 1994 ***
                                                       June 30,1999     1998       1997       1996       1995   to December 31, 1994
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                        (UNAUDITED)
    Beginning of period                                   $ 10.08     $ 10.00    $ 10.03    $ 10.05    $ 10.03        $ 10.00
                                                       -----------------------------------------------------------------------------

OPERATIONS
    Net investment income                                    0.18        0.47       0.43       0.49       0.48           0.20
    Net realized and unrealized gains (losses)              (0.08)       0.06       0.02      (0.01)      0.02           0.02
                                                       -----------------------------------------------------------------------------
           TOTAL FROM OPERATIONS                             0.10        0.53       0.45       0.48       0.50           0.22
                                                       -----------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                   (0.22)      (0.45)     (0.46)     (0.50)     (0.48)         (0.19)
    Net realized gains                                      (0.02)         --      (0.02)        --         --             --
                                                       -----------------------------------------------------------------------------
           TOTAL DISTRIBUTIONS                              (0.24)      (0.45)     (0.48)     (0.50)     (0.48)         (0.19)
                                                       -----------------------------------------------------------------------------

NET ASSET VALUE
    End of period                                         $  9.94     $ 10.08    $ 10.00    $ 10.03    $ 10.05        $ 10.03
                                                       =============================================================================

Total investment return*                                     0.95%       5.46%      4.62%      4.93%      5.09%          2.25%

Net assets at end of period (000's omitted)                  $707        $634     $1,021       $528       $844           $544

RATIOS:
    Expenses to average daily net assets**                   1.20%+      0.68%      0.85%      0.85%      1.03%          0.85%+
    Net investment income to average daily net assets**      3.54%+      4.57%      4.57%      4.54%      4.84%          3.56%+
    Portfolio turnover rate (excluding short-term
      securities)                                            96.9%      129.0%       0.0%     185.3%       0.0%           0.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $4,474, $7,960, $8,479, $9,034, $11,528 AND $6,930 IN EXPENSES FOR THE PERIOD ENDED JUNE 30,1999 AND THE YEARS ENDED DECEMBER 31, 1998, 1997, 1996, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 2.52%, 1.69%, 2.25%, 1.81%, 2.62% AND 4.62%, RESPECTIVELY, AND THE RATIO OF
     NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 2.22%, 3.56%, 3.17%, 3.58%, 3.25% AND (0.21%), RESPECTIVELY.

***  COMMENCEMENT OF OPERATIONS

  +  ANNUALIZED

================================================================================
              N O T E S  T O  F I N A N C I A L  S T A T E M E N T S
================================================================================

                            IAI RETIREMENT FUNDS INC.

                                  JUNE 30, 1999
                                   (UNAUDITED)


[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IAI Retirement Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Regional Portfolio (Regional Portfolio), IAI Balanced Portfolio (Balanced Portfolio) and IAI Reserve Portfolio (Reserve Portfolio) are separate portfolios of IAI Retirement Funds, Inc. Portfolio shares are not offered directly to the public, but sold only to selected insurance companies' separate accounts in connection with variable life insurance policies or variable annuity contracts. The Regional Portfolio has a primary objective of long-term appreciation through investments in equity securities. The Balanced Portfolio has a primary objective of maximum total return through investment in stocks, bonds and short-term instruments. The Reserve Portfolio has a primary objective of providing a high level of current income consistent with the preservation of capital and liquidity. This report covers only the Regional Portfolio, Balanced Portfolio and Reserve Portfolio (the Portfolios).

Significant accounting policies followed by the Portfolios are summarized below:

SECURITY VALUATION
Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Such securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount.

FEDERAL TAXES
Since it is each Portfolio's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders, no provision for income taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
The Portfolios record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income, including level yield amortization of discount, is accrued daily. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date. Distributions from net investment income are made annually for Regional Portfolio and Balanced Portfolio and monthly for Reserve Portfolio. Capital gains, if any, are primarily distributed in June. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

ORGANIZATION COSTS
Organization costs are being amortized over 60 months on a straight-line basis.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

================================================================================
              N O T E S  T O  F I N A N C I A L  S T A T E M E N T S
================================================================================

                            IAI RETIREMENT FUNDS INC.

                                  JUNE 30, 1999
                                   (UNAUDITED)


[2] FEES AND EXPENSES

Under the terms of an investment advisory agreement, Regional Portfolio, Balanced Portfolio and Reserve Portfolio pay Investment Advisers, Inc. (Advisers) an advisory fee based upon average daily net assets equal, on an annual basis, to .65%, .65% and .45%, respectively.

Each Portfolio also pays an annual fee to Advisers for acting as the Portfolios' dividend-disbursing, administrative, and accounting services agent. The fee is based on an annual rate of .10% of average daily net assets for each Portfolio.

In addition to the advisory fees, the Portfolios are responsible for paying their operating expenses, including costs incurred in the purchase and sale of assets. Additionally, Advisers had voluntarily agreed to waive fees and expenses for Balanced Portfolio and Reserve Portfolio in excess of 1.25% and .85%, respectively, of average daily net assets through May 1, 1999.

[3] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES
For the six months ended June 30, 1999, purchases of securities and sales proceeds, other than investments in short-term securities for the Portfolios, were as follows:

--------------------------------------------------------------------------------
                          PURCHASES      PURCHASES        SALES         SALES
                       U.S. GOVERNMENT     OTHER     U.S. GOVERNMENT    OTHER
--------------------------------------------------------------------------------

IAI REGIONAL PORTFOLIO    $      0       $1,806,025     $      0      $3,892,031
IAI BALANCED PORTFOLIO    $905,906       $1,238,640     $693,220      $  934,430
IAI RESERVE PORTFOLIO     $729,913       $        0     $442,084      $        0
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                                   AND MANAGER

                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA

                                  800.945.3863
                                  612.376.2700


                                    CUSTODIAN

                          Firstar Bank Milwaukee, N.A.
                                  P.O. Box 510
                         Milwaukee, Wisconsin 53201-0510


                                  LEGAL COUNSEL

                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402


                                    DIRECTORS

                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers



                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                IAI Mutual Funds
                 c/o Firstar Mutual Fund Services, P.O. Box 701,
                      Milwaukee, Wisconsin 53201-0701 USA

                                  800.945.3863